Document Entity Information - USD ($) shares in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2015	Feb. 10, 2016
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Entity Registrant Name	AT&T Inc.
Entity Central Index Key	0000732717
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		6,151
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Public Float	$ 184.0
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Trading Symbol	T